Label	Element	Value
Madison Funds Prospectus | Madison Conservative Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON CONSERVATIVE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Conservative Allocation Fund seeks income, capital appreciation and relative stability of value.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses for the period ended October 31, 2020 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of October 31, 2020, the Fund’s portfolio allocation as a percentage of net assets was:
    - Bond Funds:    65.7%
    - Foreign Stock Funds:     8.5%
    - Short-Term Investments:    5.8%
    - Stock Funds:    20.4%
    - Net Other Assets and Liabilities:    -0.4%
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2020, the weighted average duration of the fund’s debt portfolio was 5.87 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate that permits the Fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
		Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Market Risk. While the majority of the Fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the Fund invests in underlying funds that invest in equities, the Fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	7.42%
Lowest:	3Q 2011	-4.50%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.

Madison Funds Prospectus | Madison Conservative Allocation Fund | Conservative Allocation Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCNAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	678
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	896
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,806
Annual Return 2011	rr_AnnualReturn2011	2.65%
Annual Return 2012	rr_AnnualReturn2012	8.53%
Annual Return 2013	rr_AnnualReturn2013	7.34%
Annual Return 2014	rr_AnnualReturn2014	5.56%
Annual Return 2015	rr_AnnualReturn2015	(1.17%)
Annual Return 2016	rr_AnnualReturn2016	4.77%
Annual Return 2017	rr_AnnualReturn2017	9.68%
Annual Return 2018	rr_AnnualReturn2018	(2.98%)
Annual Return 2019	rr_AnnualReturn2019	12.44%
Annual Return 2020	rr_AnnualReturn2020	9.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.50%)
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	4.87%
Madison Funds Prospectus | Madison Conservative Allocation Fund | Conservative Allocation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	3.53%
Madison Funds Prospectus | Madison Conservative Allocation Fund | Conservative Allocation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.57%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Madison Funds Prospectus | Madison Conservative Allocation Fund | Conservative Allocation Fund Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCNBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 635
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	923
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,940
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,940
Label	rr_AverageAnnualReturnLabel	Class B Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	4.87%
Madison Funds Prospectus | Madison Conservative Allocation Fund | Conservative Allocation Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,137
Label	rr_AverageAnnualReturnLabel	Class C Shares – Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.34%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	4.70%
Madison Funds Prospectus | Madison Conservative Allocation Fund | Benchmark | ICE BofA U.S. Corporate, Government & Mortgage Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.64%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Madison Funds Prospectus | Madison Conservative Allocation Fund | Benchmark | Conservative Allocation Fund Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.81%
5 Years	rr_AverageAnnualReturnYear05	7.83%
10 Years	rr_AverageAnnualReturnYear10	6.59%
Madison Funds Prospectus | Madison Moderate Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON MODERATE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Moderate Allocation Fund seeks capital appreciation, income and moderated market risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional
		information, and in the sales charge waiver appendix to this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses for the period ended October 31, 2020 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying funds in which the Fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of October 31, 2020, the Fund’s portfolio allocation as a percentage of net assets was:
    - Bond Funds:    41.3%
    - Foreign Stock Funds:    16.5%
    - Short-Term Investments:     8.8%
    - Stock Funds:    34.0%
    - Net Other Assets and Liabilities:    -0.6%
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2020, the weighted average duration of the Fund’s debt portfolio was 6.07 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate that permits the Fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying Fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Interest Rate Risk. The Fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying Fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Market Risk. The Fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and18% MSCI ACWI ex-USA Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	9.82%
Lowest:	1Q 2020	-9.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index and
18% MSCI ACWI ex-USA Index.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.

Madison Funds Prospectus | Madison Moderate Allocation Fund | Moderate Allocation Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%	[6]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	680
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	902
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,827
Annual Return 2011	rr_AnnualReturn2011	1.72%
Annual Return 2012	rr_AnnualReturn2012	10.10%
Annual Return 2013	rr_AnnualReturn2013	15.27%
Annual Return 2014	rr_AnnualReturn2014	6.19%
Annual Return 2015	rr_AnnualReturn2015	(1.22%)
Annual Return 2016	rr_AnnualReturn2016	6.51%
Annual Return 2017	rr_AnnualReturn2017	14.29%
Annual Return 2018	rr_AnnualReturn2018	(4.80%)
Annual Return 2019	rr_AnnualReturn2019	16.00%
Annual Return 2020	rr_AnnualReturn2020	9.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.18%)
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.45%
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10	6.53%
Madison Funds Prospectus | Madison Moderate Allocation Fund | Moderate Allocation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.19%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Madison Funds Prospectus | Madison Moderate Allocation Fund | Moderate Allocation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.35%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Madison Funds Prospectus | Madison Moderate Allocation Fund | Moderate Allocation Fund Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[7]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 637
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	929
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,962
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,962
Label	rr_AverageAnnualReturnLabel	Class B Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.25%
5 Years	rr_AverageAnnualReturnYear05	6.95%
10 Years	rr_AverageAnnualReturnYear10	6.52%
Madison Funds Prospectus | Madison Moderate Allocation Fund | Moderate Allocation Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,159
Label	rr_AverageAnnualReturnLabel	Class C Shares – Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	7.26%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Madison Funds Prospectus | Madison Moderate Allocation Fund | Benchmark | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Madison Funds Prospectus | Madison Moderate Allocation Fund | Benchmark | Moderate Allocation Fund Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.44%
5 Years	rr_AverageAnnualReturnYear05	10.12%
10 Years	rr_AverageAnnualReturnYear10	8.43%
Madison Funds Prospectus | Madison Aggressive Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON AGGRESSIVE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Aggressive Allocation Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional
		information, and in the sales charge waiver appendix to this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses for the period ended October 31, 2020 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the Fund’s investment adviser. Under normal circumstances, the Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying funds in which the Fund invests may include Funds advised by Madison and/or its affiliates, including other Madison Funds (the “affiliated underlying Funds”). Generally, Madison will not invest more than 75% of the Fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, as of October 31, 2020, the Fund’s portfolio allocation as a percentage of net assets was:
    - Bond Funds:    19.9%
    - Foreign Stock Funds:    24.7%
    - Short-Term Investments:    13.1%
    - Stock Funds:    44.1%
    - Net Other Assets and Liabilities:    -1.8%
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities. As of December 31, 2020, the weighted average duration of the Fund’s debt portfolio was 6.56 years.
Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the Fund, including:
•Macroeconomic analysis. This approach analyzes high frequency economic and market data across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes.
•Fundamental analysis. This approach reviews fundamental asset class valuation data to determine the absolute and relative attractiveness of existing and potential investment opportunities.
•Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile.
•Scenario analysis. This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the Fund under different economic and market conditions.
In addition, Madison has a flexible mandate that permits the Fund, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs. Thus, the Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying Fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Interest Rate Risk. To the extent that the Fund invests in underlying funds that invest in debt securities, the Fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit and Prepayment/Extension Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a rise/fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying Fund’s return.
Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Market Risk. The Fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-USA Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	12.11%
Lowest:	1Q 2020	-13.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-USA Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.

Madison Funds Prospectus | Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAGSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%	[10]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,838
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	905
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,838
Annual Return 2011	rr_AnnualReturn2011	0.17%
Annual Return 2012	rr_AnnualReturn2012	10.78%
Annual Return 2013	rr_AnnualReturn2013	22.05%
Annual Return 2014	rr_AnnualReturn2014	6.91%
Annual Return 2015	rr_AnnualReturn2015	(1.45%)
Annual Return 2016	rr_AnnualReturn2016	7.91%
Annual Return 2017	rr_AnnualReturn2017	18.05%
Annual Return 2018	rr_AnnualReturn2018	(6.60%)
Annual Return 2019	rr_AnnualReturn2019	19.23%
Annual Return 2020	rr_AnnualReturn2020	9.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.53%)
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.28%
5 Years	rr_AverageAnnualReturnYear05	7.94%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Madison Funds Prospectus | Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	6.25%
Madison Funds Prospectus | Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.34%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	5.92%
Madison Funds Prospectus | Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAGBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[11]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	932
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,973
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,973
Label	rr_AverageAnnualReturnLabel	Class B Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	8.11%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Madison Funds Prospectus | Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MAACX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[12]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
Label	rr_AverageAnnualReturnLabel	Class C Shares – Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	8.40%
10 Years	rr_AverageAnnualReturnYear10	7.49%
Madison Funds Prospectus | Madison Aggressive Allocation Fund | Benchmark | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Madison Funds Prospectus | Madison Aggressive Allocation Fund | Benchmark | Aggressive Allocation Fund Custom Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	11.86%
10 Years	rr_AverageAnnualReturnYear10	9.81%
Madison Funds Prospectus | Madison Tax-Free Virginia Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON TAX-FREE VIRGINIA FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Madison Tax-Free Virginia Fund is to receive income from municipal bonds and to distribute that income to its investors as tax-free dividends.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary objective is to distribute dividends that are intended to be exempt from Virginia (and local) tax as well as federal tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including borrowings for investment purposes) in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund only invests in investment grade bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s, S&P or Fitch; however, if a bond is downgraded below investment grade, the Fund may need to hold the bond for a period of time in an attempt to avoid selling it at a “fire sale” price. The Fund invests in general obligation bonds of states and municipalities (backed by the general credit of the issuing city, state or county) and specific or limited purpose bonds (supported by, for example, a specific power company, hospital or highway project).
The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The Fund’s weighted average life as of December 31, 2020 was 8.7 years. Under normal market conditions, the Fund will have an average duration range of 3 to 10 years, although it is expected to center around 3 to 7 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%. Securities are selected for the Fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification. To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase. The Fund generally holds 50-75 individual securities in its portfolio at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objectives.
In the event Madison determines that extraordinary conditions exist (such as tax law changes or a need to adopt a defensive investment position) making it advisable to invest a larger portion of the Fund’s assets in taxable investments, more than 20% and even as much as 100% of the Fund’s assets could be invested in securities whose income is taxable on the federal or state level. If this situation were to occur, the Fund would not be invested in a manner designed to achieve its investment objective.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in tax-free money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objectives may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Virginia-Specific Risks. Particular risks to consider when investing in Virginia securities are:
•the Commonwealth must have a balanced budget;
•the Commonwealth pensions are underfunded;
•the economy of the Commonwealth bears heavy exposure to defense contracting;
•Virginians rely heavily on federal government and technology sector employment; and
•a single-term governorship may result in volatile financial policies and management.
Legislative Risk. Municipal bonds pay lower rates of interest than comparable corporate bonds because of the tax-free nature of their interest payments. If the tax-free status of municipal securities is altered or eliminated by an act of Congress or the legislature of any particular state, the value of the affected bonds will drop. This is because their low interest payments will be less competitive with other taxable bonds.
Risks of General Obligation versus Limited Purpose Bonds. General obligation bonds are backed by the unlimited taxing powers of the municipality issuing the bonds. Limited purpose bonds or “limited tax general obligation bonds” are more risky because the pledged tax revenues backing the bonds are limited to revenue sources and maximum property tax millage amounts. For example, a bond issued by the Commonwealth of Virginia has an unlimited tax pledge backing the debt service, while a bond issued for Arlington, Virginia Public School system has a limited revenue source which is property taxes in the district.
Interest Rate Risk. As with most income funds, the Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses. Liquidity risk may be higher for this Fund than those of income funds that hold U.S. government securities as part of their portfolios because the liquidity of U.S. government securities has historically continued in times of recent market stress.  This Fund normally holds few or no U.S. government securities.
Capital Gains Tax-Related Risk. While dividend income is expected to be tax-free, fund shareholders can recognize taxable income in two ways: (1) if you sell your shares at a price that is higher than when you bought them, you will have a taxable capital gain; on the other hand, if you sell your shares at a price that is lower than the price when you bought them, you will have a capital loss; and (2) in the event the Fund sells more securities at prices higher than when they were bought by the Fund, the Fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.
Alternative Minimum Tax (AMT) Risk. In addition to possible taxable capital gain distributions, certain bonds owned by the Fund generate income that is subject to the federal AMT. The interest on these “private activity” bonds could become subject to AMT if you are a taxpayer that meets the AMT criteria. If you are subject to AMT, you will be required to add any income attributable to these bonds (as reported by the Fund annually) to other so-called “tax preference items” to determine possible liability for AMT. Income from AMT bonds may not exceed 20% of the Fund’s net income.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class Y Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	3Q 2011	3.05%
Lowest:	2Q 2013	-3.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Madison Funds Prospectus | Madison Tax-Free Virginia Fund | Tax-Free Virginia Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GTVAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2011	rr_AnnualReturn2011	8.56%
Annual Return 2012	rr_AnnualReturn2012	4.15%
Annual Return 2013	rr_AnnualReturn2013	(2.84%)
Annual Return 2014	rr_AnnualReturn2014	7.04%
Annual Return 2015	rr_AnnualReturn2015	2.58%
Annual Return 2016	rr_AnnualReturn2016	(0.17%)
Annual Return 2017	rr_AnnualReturn2017	2.80%
Annual Return 2018	rr_AnnualReturn2018	0.82%
Annual Return 2019	rr_AnnualReturn2019	5.76%
Annual Return 2020	rr_AnnualReturn2020	3.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
Label	rr_AverageAnnualReturnLabel	Class Y Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.98%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Madison Funds Prospectus | Madison Tax-Free Virginia Fund | Tax-Free Virginia Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.96%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	3.01%
Madison Funds Prospectus | Madison Tax-Free Virginia Fund | Tax-Free Virginia Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.05%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.90%
Madison Funds Prospectus | Madison Tax-Free Virginia Fund | Benchmark | ICE BofA 1-22 Year U.S. Municipal Securities Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.77%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Madison Funds Prospectus | Madison Tax-Free National Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON TAX-FREE NATIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Tax-Free National Fund seeks to receive income from municipal bonds and to distribute that income to shareholders as tax-free dividends.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The Fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The Fund only invests in investment grade bonds, which means bonds rated in the top four rating categories by a nationally recognized statistical rating organization, such as Moody’s, S&P or Fitch; however, if a bond is downgraded below investment grade, the Fund may need to hold the bond for a period of time in an attempt to avoid selling it at a “fire sale” price. The Fund invests in general obligation bonds of states and municipalities (backed by the general credit of the issuing city, state or county) and specific or limited purpose bonds (supported by, for example, a specific power company, hospital or highway project).
The Fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The Fund’s weighted average life as of December 31, 2020 was 7.92 years. Under normal market conditions, the Fund will have an average duration range of 3 to 10 years, although it is expected to center around 3 to 7 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%. Securities are selected for the Fund that, in the opinion of the portfolio managers, provide the highest combination of yield (i.e., the interest rate the bond pays in relation to its price), credit risk and diversification. To a lesser extent, consideration is also given as to whether a particular bond may increase in value from its price at the time of purchase. The Fund generally holds 50-75 individual securities in its portfolio at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objectives.
In the event Madison determines that extraordinary conditions exist (such as tax law changes or a need to adopt a defensive investment position) making it advisable to invest a larger portion of the Fund’s assets in taxable investments, more than 20% and even as much as 100% of the Fund’s assets could be invested in securities whose income is taxable on the federal or state level. If this situation were to occur, the Fund would not be invested in a manner designed to achieve its investment objective.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in tax-free money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Risks of General Obligation versus Limited Purpose Bonds. General obligation bonds are backed by the unlimited taxing powers of the municipality issuing the bonds. Limited purpose bonds or “limited tax general obligation bonds” are more risky because the pledged tax revenues backing the bonds are limited to revenue sources and maximum property tax millage amounts. For example, a bond issued by the Commonwealth of Virginia has an unlimited tax pledge backing the debt service, while a bond issued for Arlington, Virginia Public School system has a limited revenue source which is property taxes in the district.
Legislative Risk. Municipal bonds pay lower rates of interest than comparable corporate bonds because of the tax-free nature of their interest payments. If the tax-free status of municipal securities is altered or eliminated by an act of Congress or the legislature of any particular state, the value of the affected bonds will drop. This is because their low interest payments will be less competitive with other taxable bonds.
Interest Rate Risk. As with most income funds, the Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant Fund and shareholder losses. Liquidity risk may be higher for this Fund than those of income funds that hold U.S. government securities as part of their portfolios because the liquidity of U.S. government securities has historically continued in times of recent market stress.  This Fund normally holds few or no U.S. government securities.
Capital Gains Tax-Related Risk. While dividend income is expected to be tax-free, fund shareholders can recognize taxable income in two ways: (1) if you sell your shares at a price that is higher than when you bought them, you will have a taxable capital gain; on the other hand, if you sell your shares at a price that is lower than the price when you bought them, you will have a capital loss; and (2) in the event the Fund sells more securities at prices higher than when they were bought by the Fund, the Fund may pass through the profit it makes from these transactions by making a taxable capital gain distribution.
Alternative Minimum Tax (AMT) Risk. In addition to possible taxable capital gain distributions, certain bonds owned by the Fund generate income that is subject to the federal AMT. The interest on these “private activity” bonds could become subject to AMT if you are a taxpayer that meets the AMT criteria. If you are subject to AMT, you will be required to add any income attributable to these bonds (as reported by the Fund annually) to other so-called “tax preference items” to determine possible liability for AMT. Income from AMT bonds may not exceed 20% of the Fund’s net income.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class Y Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	3Q 2011	3.31%
Lowest:	2Q 2013	-3.66%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Madison Funds Prospectus | Madison Tax-Free National Fund | Tax-Free National Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GTFHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2011	rr_AnnualReturn2011	9.07%
Annual Return 2012	rr_AnnualReturn2012	5.48%
Annual Return 2013	rr_AnnualReturn2013	(3.59%)
Annual Return 2014	rr_AnnualReturn2014	7.88%
Annual Return 2015	rr_AnnualReturn2015	2.94%
Annual Return 2016	rr_AnnualReturn2016	0.02%
Annual Return 2017	rr_AnnualReturn2017	3.03%
Annual Return 2018	rr_AnnualReturn2018	0.86%
Annual Return 2019	rr_AnnualReturn2019	6.44%
Annual Return 2020	rr_AnnualReturn2020	4.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.66%)
Label	rr_AverageAnnualReturnLabel	Class Y Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Madison Funds Prospectus | Madison Tax-Free National Fund | Tax-Free National Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Madison Funds Prospectus | Madison Tax-Free National Fund | Tax-Free National Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.26%
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Madison Funds Prospectus | Madison Tax-Free National Fund | Benchmark | ICE BofA 1-22 Year U.S. Municipal Securities Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deductions for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.77%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Madison Funds Prospectus | Madison High Quality Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON HIGH QUALITY BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison High Quality Bond Fund seeks to obtain the highest total investment return within the policy limitations of (1) investing in bonds and money market instruments rated A or better, and (2) maintaining a dollar weighted average maturity of ten years or less.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the Fund’s goals, the Fund’s investment adviser, Madison Asset Management, LLC ("Madison"), will (1) shorten or lengthen the weighted average life of the Fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the Fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the Fund. Under normal market conditions, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s. The dollar weighted average maturity of the Fund as of December 31, 2020 was 3.53 years. The Fund generally holds 50-75 individual securities in its portfolio at any given time. This reflects Madison's belief that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objective.
Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal circumstances, however, turnover for the Fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal circumstances, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the Fund could make a taxable capital gain distribution.
Madison reserves the right to invest a portion of the Fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the Fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the Fund may be so invested. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the Fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy.  Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Interest Rate Risk. As with most income funds, the Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to different broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Madison waived 0.10% of the Fund's annual management fee from August 7 through December 31, 2020. Investment returns reflect this fee waiver, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class Y Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	1Q 2020	2.68%
Lowest:	4Q 2016	-1.51%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Madison Funds Prospectus | Madison High Quality Bond Fund | High Quality Bond Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIIBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 27, 2022
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 606
Annual Return 2011	rr_AnnualReturn2011	3.53%
Annual Return 2012	rr_AnnualReturn2012	2.04%
Annual Return 2013	rr_AnnualReturn2013	(1.00%)
Annual Return 2014	rr_AnnualReturn2014	1.89%
Annual Return 2015	rr_AnnualReturn2015	0.61%
Annual Return 2016	rr_AnnualReturn2016	0.85%
Annual Return 2017	rr_AnnualReturn2017	1.14%
Annual Return 2018	rr_AnnualReturn2018	0.91%
Annual Return 2019	rr_AnnualReturn2019	4.54%
Annual Return 2020	rr_AnnualReturn2020	4.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.51%)
Label	rr_AverageAnnualReturnLabel	Class Y Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	1.89%
Madison Funds Prospectus | Madison High Quality Bond Fund | High Quality Bond Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	1.31%
Madison Funds Prospectus | Madison High Quality Bond Fund | High Quality Bond Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.70%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	1.22%
Madison Funds Prospectus | Madison High Quality Bond Fund | Benchmark | Bloomberg Barclays U.S. Intermediate Government Credit A+ Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Intermediate Government Credit A+ Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Madison Funds Prospectus | Madison Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON CORE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Core Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional
		information, and in the sales charge waiver appendix to this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses for the period ended October 31, 2020 for Class A, Class B and Class Y shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration (for this purpose, the benchmark used is Bloomberg Barclays U.S. Aggregate Bond Index, the duration of which as of December 31, 2020 was 6.14 years). Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: [change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.
The Fund is managed so that, under normal market conditions, the weighted average life of the Fund will be 10 years or less. The weighted average life of the fund as of December 31, 2020 was 8.28 years. The Fund strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The Fund generally holds 100-500 individual securities in its portfolio at any given time and may invest in the following instruments:
•    Corporate debt securities: securities issued by domestic and foreign (including emerging market) corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories (i.e., “junk bonds”). The Fund’s investment adviser, Madison Asset Management, LLC (“Madison”), will only invest in lower-grade securities when it believes that the creditworthiness of the issuer is stable or improving, and when the potential return of investing in such securities justifies the higher level of risk;
• U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
•    Foreign government debt securities: securities issued or guaranteed by a foreign (including emerging market) government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;
•    Non-rated debt securities: securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the Fund is permitted to invest (including up to 20% of the Fund’s assets in junk bonds); and
•    Asset-backed, mortgage-backed and commercial mortgage-backed securities: securities issued or guaranteed by special purpose corporations and financial institutions that represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.
Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the Fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal market conditions, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the Fund could make a taxable capital gain distribution.
Madison reserves the right to invest a portion of the Fund’s assets in short-term debt securities (i.e., those with maturities of one year or less) and to maintain a portion of fund assets in uninvested cash. However, Madison does not intend to hold more than 35% of the Fund’s assets in such investments, unless Madison determines that market conditions warrant a temporary defensive investment position. Under such circumstances, up to 100% of the Fund may be so invested. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished. Short-term investments may include investment grade certificates of deposit, commercial paper and repurchase agreements. Madison might hold substantial cash reserves in seeking to reduce the Fund’s exposure to bond price depreciation during a period of rising interest rates and to maintain desired liquidity while awaiting more attractive investment conditions in the bond market.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Interest Rate Risk. As with most income funds, the Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. When interest rates rise, bond prices fall; generally, the longer the bond’s maturity, the more sensitive it is to this risk.
Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.
Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.
Mortgage-Backed Securities Risk. The Fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop in rates since the prepayment acts to shorten the maturity of the security.
Liquidity Risk. The Fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the Fund invests, and that may make it difficult for the Fund to value accurately and/or sell those securities. In addition, liquid debt securities in which the Fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions. If the Fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the Fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.
Credit Risk and Prepayment/Extension Risk. The Fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. There is also prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the Fund’s return.
Non-Investment Grade Security Risk. To the extent that the Fund invests in non-investment grade securities, the Fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.
		Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	4.38%
Lowest:	4Q 2016	-2.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Madison Funds Prospectus | Madison Core Bond Fund | Core Bond Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[14]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%	[16]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	532
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,440
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	532
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	895
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,440
Annual Return 2011	rr_AnnualReturn2011	6.83%
Annual Return 2012	rr_AnnualReturn2012	1.89%
Annual Return 2013	rr_AnnualReturn2013	(2.77%)
Annual Return 2014	rr_AnnualReturn2014	4.62%
Annual Return 2015	rr_AnnualReturn2015	0.04%
Annual Return 2016	rr_AnnualReturn2016	3.23%
Annual Return 2017	rr_AnnualReturn2017	3.02%
Annual Return 2018	rr_AnnualReturn2018	(0.98%)
Annual Return 2019	rr_AnnualReturn2019	8.30%
Annual Return 2020	rr_AnnualReturn2020	9.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.39%)
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.32%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	2.80%
Madison Funds Prospectus | Madison Core Bond Fund | Core Bond Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Madison Funds Prospectus | Madison Core Bond Fund | Core Bond Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.81%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Madison Funds Prospectus | Madison Core Bond Fund | Core Bond Fund Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBOBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[17]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[14]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 612
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	852
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,688
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,688
Label	rr_AverageAnnualReturnLabel	Class B Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.81%
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	2.65%
Madison Funds Prospectus | Madison Core Bond Fund | Core Bond Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBOYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[14]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	189
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	329
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 738
Label	rr_AverageAnnualReturnLabel	Class Y Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.43%
5 Years	rr_AverageAnnualReturnYear05	4.74%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Madison Funds Prospectus | Madison Core Bond Fund | Core Bond Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[14]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	50
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	157
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	274
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 616
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return Before Taxes¹	[18]
1 Year	rr_AverageAnnualReturnYear01	none	[18]
5 Years	rr_AverageAnnualReturnYear05	none	[18]
10 Years	rr_AverageAnnualReturnYear10	none	[18]
Madison Funds Prospectus | Madison Core Bond Fund | Benchmark | Barclays Capital US Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Madison Funds Prospectus | Madison Diversified Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON DIVERSIFIED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Diversified Income Fund seeks a high total return through the combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional
		information, and in the sales charge waiver appendix to this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks income by investing in a broadly diversified array of securities, including bonds, common stocks, real estate securities, foreign market bonds and stocks, and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’
judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the Fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds (including investment grade, non-investment grade securities (i.e., “junk” bonds), and mortgage- or asset-backed) may constitute up to 80% of the Fund’s assets, stocks (including common stocks, preferred stocks and convertible bonds) may constitute up to 70% of the Fund’s assets, real estate securities may constitute up to 25% of the Fund’s assets, foreign (including American Depositary Receipts ("ADRs") and emerging market) stocks and bonds may constitute up to 25% of the Fund’s assets, and money market instruments may constitute up to 25% of the Fund’s assets. Although the Fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the Fund intends to limit the investment in lower credit quality bonds to less than 50% of the Fund’s assets.
With regard to the fixed income component of the Fund, while there is no maturity strategy utilized, the Fund is managed with the goal of being between 90-110% of the market benchmark duration. The weighted average life of the Fund’s bond portfolio as of December 31, 2020 was 8.73 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula:
[change in debt security value = (change in interest rates) x (duration) x (-1)]. By way of example, assume XYZ company issues a five year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%. As of December 31, 2020, the duration of the Fund’s bond portfolio was 6.42 years, and the duration of the benchmark index (which, for this purpose, is the ICE BofA U.S. Corporate, Government & Mortgage Index), was 6.38 years.
The balance between the two strategies of the Fund -- i.e., fixed income investing and equity investing -- is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand. The Fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies and may also write (sell) covered call options, when deemed appropriate by the portfolio managers, in order to generate additional income through the collection of option premiums. With regard to the equity portion of the Fund, the Fund generally holds 30-60 individual securities in its portfolio at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison's top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objective.
The Fund typically sells a stock when the fundamental expectations for producing competitive yields at an acceptable level of price risk no longer apply, the price exceeds its intrinsic value or other stocks appear more attractive.
The Fund’s investment strategy reflects Madison's general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s equity portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Interest Rate Risk. The Fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Credit Risk. The Fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and, compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Because the Fund may invest a significant portion of its assets in these securities, the Fund may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment. Because of the risks involved in investing in non-investment grade securities, an investment in a fund that invests in such securities should be considered speculative.
Real Estate Investment Trusts "REITs" Risk. REITs pool investors’ Funds for investment primarily in real estate properties or real estate-related loans.  REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.  REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  These risks can include, but are not limited, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the price volatility of REITs), may have less trading volume and liquidity, and may be subject to more abrupt or erratic price movements than the overall securities market.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended.  REITs are subject to the risk of failing to qualify for favorable tax treatment under the Code.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities. involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
		Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance, as well as a custom index that reflects a hypothetical investment allocation of 50% bonds and 50% stock. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	9.89%
Lowest:	1Q 2020	-13.59%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Custom Blended Index consists of 50% S&P 500 Index and 50% ICE BofA U.S. Corporate Government & Mortgage Index.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.

Madison Funds Prospectus | Madison Diversified Income Fund | Diversified Income Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,838
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	905
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,838
Annual Return 2011	rr_AnnualReturn2011	7.37%
Annual Return 2012	rr_AnnualReturn2012	7.61%
Annual Return 2013	rr_AnnualReturn2013	15.39%
Annual Return 2014	rr_AnnualReturn2014	6.78%
Annual Return 2015	rr_AnnualReturn2015	(0.16%)
Annual Return 2016	rr_AnnualReturn2016	8.75%
Annual Return 2017	rr_AnnualReturn2017	12.83%
Annual Return 2018	rr_AnnualReturn2018	(1.16%)
Annual Return 2019	rr_AnnualReturn2019	19.28%
Annual Return 2020	rr_AnnualReturn2020	7.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.59%)
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.39%
5 Years	rr_AverageAnnualReturnYear05	7.97%
10 Years	rr_AverageAnnualReturnYear10	7.63%
Madison Funds Prospectus | Madison Diversified Income Fund | Diversified Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	6.52%
10 Years	rr_AverageAnnualReturnYear10	6.63%
Madison Funds Prospectus | Madison Diversified Income Fund | Diversified Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Madison Funds Prospectus | Madison Diversified Income Fund | Diversified Income Fund Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBLNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[19]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	932
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,973
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,973
Label	rr_AverageAnnualReturnLabel	Class B Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	7.62%
Madison Funds Prospectus | Madison Diversified Income Fund | Diversified Income Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[20]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,169
Label	rr_AverageAnnualReturnLabel	Class C Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012
Madison Funds Prospectus | Madison Diversified Income Fund | Benchmark | S&P 500 Index (Since Inception 7/31/2012)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	14.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012
Madison Funds Prospectus | Madison Diversified Income Fund | Benchmark | ICE BofA U.S. Corporate, Government & Mortgage Index (Since Inception 7/31/2012)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.64%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012
Madison Funds Prospectus | Madison Diversified Income Fund | Benchmark | Custom Blended Index (Since Inception 7/31/2012)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Custom Blended Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.73%
5 Years	rr_AverageAnnualReturnYear05	10.08%
10 Years	rr_AverageAnnualReturnYear10	9.06%
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012
Madison Funds Prospectus | Madison Covered Call & Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON COVERED CALL & EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Covered Call & Equity Income Fund seeks to provide consistent total return
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, to provide a high level of income and gains from option premiums.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional
		information, and in the sales charge waiver appendix to this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	For all share classes, total annual fund operating expenses for the period ended October 31, 2020 do not match the financial statements because the financial statements do not include acquired fund fees and expenses, and for Class C and Class Y shares, the total annual operating expense excluding acquired fund fees and expenses, do not match the financial statements due to rounding.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal conditions, primarily in common stocks of large- and mid-capitalization issuers that are, in the view of the Fund’s investment adviser, Madison Asset Management, LLC ("Madison"), selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The Fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.
Under normal market conditions, the Fund will invest at least 80% of its net assets in common stocks, with at least 65% of this amount invested in common stocks of large capitalization issuers that meet the Fund’s selection criteria. In calculating compliance with these percentages, the Fund will "look through" to the characteristics of the underlying holdings of any exchange traded funds ("ETF") held by the Fund. The Fund may invest the remainder of its common stock investments in companies that meet the Fund’s selection criteria but whose market capitalization is considered to be middle sized or “mid-cap” (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index). In addition, the Fund may invest up to 15% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”) and emerging market securities. Madison will allocate the Fund’s assets among stocks in sectors of the economy based upon Madison’ views on forward earnings growth rates, adjusted to reflect Madison’s views on economic and market conditions and sector risk factors. In general, Madison focuses its investments in the information technology, consumer discretionary, health care and financials sectors, and may invest up to 35% of the Fund’s net assets in any one such sector. The Fund generally holds 30-60 individual equity and investment company securities, including ETFs and Unit Investment Trusts ("UITs"), in its portfolio at any given time. This reflects Madison's belief that your money should be invested in Madison's top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objectives.
Although Madison believes that, under normal conditions, at least 80% of the Fund will be invested in equity securities, high levels of new investment inflow can lead to periods of higher cash levels which are invested in due course as appropriate opportunities are identified. In addition, during periods in which stock markets advance, option assignment activity can rise significantly resulting in options being exercised and portfolio securities being called away in exchange for Madison. Madison believes that reinvesting such sale proceeds should be done carefully and opportunistically such that cash level may remain elevated for relatively short periods of time until appropriate reinvestment opportunities are identified. Additionally, during periods when Madison believes the stock markets in general are overvalued or when there is perceived domestic or global economic or political risk or when investments in equity securities bear an above average risk of loss, Madison will delay investment of some or all of the Fund’s cash until such periods have ended. Thus, in Madison’s discretion, the Fund’s cash may be held for “temporary defensive purposes,” and might represent a material percentage of the Fund’s portfolio. These periods may last for a few weeks or even for a few months, until more attractive market conditions exist.
The Fund will employ an option strategy of writing covered call options on a substantial portion of the common stocks in its portfolio. The extent of option writing activity will depend upon market conditions and Madison’s ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the Fund by providing downside protection.
In addition to its covered call strategy, the Fund may, to a lesser extent (not more than 20% of its net assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the Fund’s portfolio. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the Fund may, to a limited extent (not more than 2% of its total assets) purchase put options or put option debit spreads (where another put option at a lower strike price is sold to offset the cost of the first put option) on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain ETFs that trade like common stocks but represent such market indices. To seek to offset some of the risk of a larger potential decline in an individual holding due to a binary short term company specific event, the Fund may, to a limited extent (not more than 2% of its total assets) purchase put options on individual equity holdings.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objectives utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objectives may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Option Risk. There are several risks associated with transactions in options on securities, as follows:
•There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
•As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
•The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
•There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
•The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.
•The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying security.
•When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Also, while the Fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.
•If a put option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. The number of options which the Fund may write or purchase may be affected by options written or purchased by other clients of Madison or its affiliates.
Tax Risk. The Fund will generate taxable income and therefore is subject to tax risk. In addition to option premium income, most or all of the gains from the sale of the underlying securities held by the Fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year. Because the Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the Fund to realize capital gains or losses at inopportune times. The Fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment; disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited); and cause the Fund to recognize income or gain without a corresponding receipt of cash.
Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
Concentration Risk. To the extent that the Fund makes substantial investments in a single sector, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Mid Cap Risk. The Fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance, as well as the CBOE S&P 500 BuyWrite Index (BXMSM) which is provided because of the Fund’s option writing strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	19.31%
Lowest:	1Q 2020	-20.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Madison Funds Prospectus | Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MENAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%	[21]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	964
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,249
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,056
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	700
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	964
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,249
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,056
Annual Return 2011	rr_AnnualReturn2011	3.54%
Annual Return 2012	rr_AnnualReturn2012	9.24%
Annual Return 2013	rr_AnnualReturn2013	13.48%
Annual Return 2014	rr_AnnualReturn2014	5.99%
Annual Return 2015	rr_AnnualReturn2015	(1.15%)
Annual Return 2016	rr_AnnualReturn2016	7.90%
Annual Return 2017	rr_AnnualReturn2017	7.17%
Annual Return 2018	rr_AnnualReturn2018	(6.14%)
Annual Return 2019	rr_AnnualReturn2019	15.39%
Annual Return 2020	rr_AnnualReturn2020	12.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.22%)
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Madison Funds Prospectus | Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	2.79%
Madison Funds Prospectus | Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.53%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Madison Funds Prospectus | Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MENCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[22]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.05%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	644
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,105
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,383
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	644
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,105
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,383
Label	rr_AverageAnnualReturnLabel	Class C Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.40%
5 Years	rr_AverageAnnualReturnYear05	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012
Madison Funds Prospectus | Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MENYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	334
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	579
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,283
Label	rr_AverageAnnualReturnLabel	Class Y Shares – Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.54%
5 Years	rr_AverageAnnualReturnYear05	7.32%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Madison Funds Prospectus | Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MENRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,131
Label	rr_AverageAnnualReturnLabel	Class R6 Shares – Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012
Madison Funds Prospectus | Madison Covered Call & Equity Income Fund | Benchmark | S&P 500 Index (Since Inception 7/31/2012)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.04%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	14.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012
Madison Funds Prospectus | Madison Covered Call & Equity Income Fund | Benchmark | CBOE S&P 500 BuyWrite Monthly Index (Since Inception 7/31/2012)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	CBOE S&P 500 BuyWrite® IndexSM (BXM) (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.75%)
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2012
Madison Funds Prospectus | Madison Dividend Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON DIVIDEND INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Dividend Income Fund seeks to produce current income while providing an opportunity for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional
		information, and in the sales charge waiver appendix to this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses for the period ended October 31, 2020 for Class A and Class Y shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year, and for Class I shares is due to rounding.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the Fund’s net assets (including borrowings for investment purposes) will be invested in dividend paying equity securities. The Fund's investment adviser, Madison Asset Management, LLC ("Madison"), will identify investment opportunities by screening for companies that generally have the following characteristics: (i) a dividend yield of at least 100% of the market dividend yield (for this purpose, the “market” is the S&P 500); (ii) a strong balance sheet; (iii) a dividend that has been maintained and which is likely to increase; (iv) trade on the high side of the company’s historical relative dividend yield, due to issues which Madison views as temporary; and (v) other compelling valuation characteristics. Under normal market conditions, the Fund expects to be fully invested in equity securities, but will maintain the flexibility to hold up to 20% of the Fund’s assets in investment grade fixed income securities when warranted in Madison's discretion. The Fund may also invest up to 25% of its common stock allocation in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). To the extent invested in common stocks, the Fund generally invests in 30-60 companies at any given time. This reflects Madison's belief that your money should be invested in Madison's top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objective.
Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative. In addition, with regard to dividend paying stocks in particular, Madison may sell a stock that has reduced its dividend to a level that brings the yield on the stock to below the market (S&P 500) dividend yield, but only if the reduction in dividend appears to Madison to be a symptom of fundamental difficulties with the company that are other than temporary in nature.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Special Risks Associated with Dividend Paying Stocks.  Raising interest rates have the potential to hurt the value and/or price of higher dividend yielding stocks more so than the overall market.  In addition, higher dividend yielding stocks may go through periods of underperformance as a group versus the broader market.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Interest Rate Risk. To the extent the Fund invests in fixed income securities (i.e., bonds), the Fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
		Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to two broad measures of market performance, as well as with returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Madison waived 0.10% of the Fund's annual management fee and 0.05% of the Fund's annual services fee for Class Y shares from June 29, 2012 through May 31, 2020. Investment returns reflect these fee waivers, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class Y Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	12.65%
Lowest:	1Q 2020	-20.41%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Madison Funds Prospectus | Madison Dividend Income Fund | Dividend Income Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MADAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%	[23]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	919
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,892
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Tax
Since Inception	rr_AverageAnnualReturnSinceInception	11.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2020
Madison Funds Prospectus | Madison Dividend Income Fund | Dividend Income Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BHBFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	506
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,151
Annual Return 2011	rr_AnnualReturn2011	1.73%
Annual Return 2012	rr_AnnualReturn2012	10.86%
Annual Return 2013	rr_AnnualReturn2013	30.59%
Annual Return 2014	rr_AnnualReturn2014	8.81%
Annual Return 2015	rr_AnnualReturn2015	0.07%
Annual Return 2016	rr_AnnualReturn2016	12.79%
Annual Return 2017	rr_AnnualReturn2017	19.93%
Annual Return 2018	rr_AnnualReturn2018	(0.70%)
Annual Return 2019	rr_AnnualReturn2019	25.16%
Annual Return 2020	rr_AnnualReturn2020	6.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.41%)
Label	rr_AverageAnnualReturnLabel	Class Y Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.34%
5 Years	rr_AverageAnnualReturnYear05	12.32%
10 Years	rr_AverageAnnualReturnYear10	11.11%
Madison Funds Prospectus | Madison Dividend Income Fund | Dividend Income Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	10.98%
10 Years	rr_AverageAnnualReturnYear10	9.82%
Madison Funds Prospectus | Madison Dividend Income Fund | Dividend Income Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.99%
5 Years	rr_AverageAnnualReturnYear05	9.57%
10 Years	rr_AverageAnnualReturnYear10	8.88%
Madison Funds Prospectus | Madison Dividend Income Fund | Dividend Income Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return Before Tax
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020
Madison Funds Prospectus | Madison Dividend Income Fund | Benchmark | S&P 500 Index (Since Inception 5/29/2020)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	24.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2020
Madison Funds Prospectus | Madison Dividend Income Fund | Benchmark | S&P 500 Index (Since Inception 8/31/2020)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020
Madison Funds Prospectus | Madison Dividend Income Fund | Benchmark | Russell 1000® Value Index (Since Inception 5/29/2020)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	9.74%
10 Years	rr_AverageAnnualReturnYear10	10.50%
Since Inception	rr_AverageAnnualReturnSinceInception	21.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2020
Madison Funds Prospectus | Madison Dividend Income Fund | Benchmark | Russell 1000® Value Index (Since Inception 8/31/2020)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	13.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020
Madison Funds Prospectus | Madison Dividend Income Fund | Benchmark | Lipper Equity Income Funds Index (Since Inception 5/29/2020)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	10.44%
10 Years	rr_AverageAnnualReturnYear10	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	18.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2020
Madison Funds Prospectus | Madison Dividend Income Fund | Benchmark | Lipper Equity Income Funds Index (Since Inception 8/31/2020)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020
Madison Funds Prospectus | Madison Investors Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON INVESTORS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Investors Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional
		information, and in the sales charge waiver appendix to this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses for the period ended October 31, 2020 for Class A, Y and R6 shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year, and for Class I shares due to rounding.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in the common stock of established, high-quality companies selected via bottom-up fundamental analysis. Under normal market conditions, the Fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such securities. The portfolio managers define “high-quality” companies as those businesses that have demonstrated stable revenue and earnings growth patterns and high profitability metrics, and that maintain proportionately low levels of debt.The Fund may also invest up to 35% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison’s best investment ideas is the best way to achieve the Fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet.
When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
		Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Madison waived between 0.11% to 0.15% of the Fund's management fee and/or services fee annually for Class Y shares from February 6, 2009 through February 28, 2016; 0.15% for Class A shares from September 23, 2013 to February 28, 2016; and 0.10% for Class R6 shares from
September 23, 2013 until May 1, 2014. Investment returns reflect these fee waivers, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class Y Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	17.51%
Lowest:	1Q 2020	-20.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Madison Funds Prospectus | Madison Investors Fund | Investors Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNVAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%	[24]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	919
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,892
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.59%
5 Years	rr_AverageAnnualReturnYear05	13.93%
Since Inception	rr_AverageAnnualReturnSinceInception	12.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2013
Madison Funds Prospectus | Madison Investors Fund | Investors Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MINVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2011	rr_AnnualReturn2011	none
Annual Return 2012	rr_AnnualReturn2012	14.05%
Annual Return 2013	rr_AnnualReturn2013	29.08%
Annual Return 2014	rr_AnnualReturn2014	11.54%
Annual Return 2015	rr_AnnualReturn2015	0.23%
Annual Return 2016	rr_AnnualReturn2016	12.97%
Annual Return 2017	rr_AnnualReturn2017	22.51%
Annual Return 2018	rr_AnnualReturn2018	(0.20%)
Annual Return 2019	rr_AnnualReturn2019	30.48%
Annual Return 2020	rr_AnnualReturn2020	14.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.53%)
Label	rr_AverageAnnualReturnLabel	Class Y Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.42%
5 Years	rr_AverageAnnualReturnYear05	15.57%
10 Years	rr_AverageAnnualReturnYear10	13.00%
Madison Funds Prospectus | Madison Investors Fund | Investors Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	13.39%
10 Years	rr_AverageAnnualReturnYear10	10.86%
Madison Funds Prospectus | Madison Investors Fund | Investors Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	12.15%
10 Years	rr_AverageAnnualReturnYear10	10.21%
Madison Funds Prospectus | Madison Investors Fund | Investors Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return Before Taxes
Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020
Madison Funds Prospectus | Madison Investors Fund | Investors Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MNVRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
Label	rr_AverageAnnualReturnLabel	Class R6 Shares – Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.64%
5 Years	rr_AverageAnnualReturnYear05	15.77%
Since Inception	rr_AverageAnnualReturnSinceInception	13.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2013
Madison Funds Prospectus | Madison Investors Fund | Benchmark | S&P 500 Index (Since Inception 8/31/2020)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020
Madison Funds Prospectus | Madison Investors Fund | Benchmark | S&P 500 Index (Since Inception 9/23/2013)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Since Inception	rr_AverageAnnualReturnSinceInception	13.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2013
Madison Funds Prospectus | Madison Mid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Mid Cap Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional
		information, and in the sales charge waiver appendix to this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses for the period ended October 31, 2020, for the Class Y shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalization of between $500 million and $50 billion). Under normal market conditions, the Fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities. The Fund may also invest up to 25% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). As a non-principal investment strategy, the Fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities. The Fund generally holds 25-40 individual securities in its portfolio at any given time. This reflects the belief of the Fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the Fund’s investment objective.
The Fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The Fund’s portfolio managers believe in selecting stocks for the Fund that show steady, sustainable growth and reasonable valuation.
Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for the stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Mid Cap Risk. The Fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class Y Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	16.31%
Lowest:	1Q 2020	-23.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Madison Funds Prospectus | Madison Mid Cap Fund | Mid Cap Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MERAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,158
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	709
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,297
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,158
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.70%
5 Years	rr_AverageAnnualReturnYear05	11.39%
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2013
Madison Funds Prospectus | Madison Mid Cap Fund | Mid Cap Fund Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MERBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[25]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 668
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,292
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,292
Label	rr_AverageAnnualReturnLabel	Class B Shares – Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.66%
5 Years	rr_AverageAnnualReturnYear05	11.64%
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2013
Madison Funds Prospectus | Madison Mid Cap Fund | Mid Cap Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GTSGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	303
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	525
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,166
Annual Return 2011	rr_AnnualReturn2011	5.10%
Annual Return 2012	rr_AnnualReturn2012	15.69%
Annual Return 2013	rr_AnnualReturn2013	28.96%
Annual Return 2014	rr_AnnualReturn2014	9.42%
Annual Return 2015	rr_AnnualReturn2015	0.87%
Annual Return 2016	rr_AnnualReturn2016	12.06%
Annual Return 2017	rr_AnnualReturn2017	15.63%
Annual Return 2018	rr_AnnualReturn2018	(1.91%)
Annual Return 2019	rr_AnnualReturn2019	33.52%
Annual Return 2020	rr_AnnualReturn2020	9.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.68%)
Label	rr_AverageAnnualReturnLabel	Class Y Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	13.18%
10 Years	rr_AverageAnnualReturnYear10	12.39%
Madison Funds Prospectus | Madison Mid Cap Fund | Mid Cap Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	12.02%
10 Years	rr_AverageAnnualReturnYear10	10.73%
Madison Funds Prospectus | Madison Mid Cap Fund | Mid Cap Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.21%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	9.88%
Madison Funds Prospectus | Madison Mid Cap Fund | Mid Cap Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return before Taxes
Since Inception	rr_AverageAnnualReturnSinceInception	13.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020
Madison Funds Prospectus | Madison Mid Cap Fund | Mid Cap Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMCRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	246
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	428
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Label	rr_AverageAnnualReturnLabel	Class R6 Shares – Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.59%
5 Years	rr_AverageAnnualReturnYear05	13.43%
Since Inception	rr_AverageAnnualReturnSinceInception	12.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Madison Funds Prospectus | Madison Mid Cap Fund | Benchmark | Russell Midcap Index (Since Inception 4/19/2013)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.10%
5 Years	rr_AverageAnnualReturnYear05	13.40%
10 Years	rr_AverageAnnualReturnYear10	12.41%
Since Inception	rr_AverageAnnualReturnSinceInception	12.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2013
Madison Funds Prospectus | Madison Mid Cap Fund | Benchmark | Russell Midcap Index (Since Inception 2/29/2012)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	13.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Madison Funds Prospectus | Madison Mid Cap Fund | Benchmark | Russell Midcap Index (Since Inception 8/31/2020)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	17.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2020
Madison Funds Prospectus | Madison Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison Small Cap Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional
		information, and in the sales charge waiver appendix to this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses for the period ended October 31, 2020 for Class A and Class Y shares do not match the financial statements because the total annual Fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. For purposes of this Fund, “small cap” is defined as those companies with market capitalization of between $100 million and $15 billion. Under normal market conditions, the Fund will maintain at least 80% of its net assets
(including borrowings for investment purposes) in small cap securities.
The Fund's investment adviser, Madison Asset Management, LLC ("Madison"), focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. Madison conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by Madison. Companies meeting all five pillars may be added to the portfolio. The five pillars of the analysis are: (1) strong business traits, (2) defendable market niche, (3) attractive growth potential, (4) capable management, and (5) discount to private market value. In reviewing companies, Madison applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed. As a result of employing the five pillar analysis, the Fund may hold cash opportunistically, particularly during periods of market uncertainty when investments meeting all five pillars may be difficult to identify.
Madison may generally sell a security when it believes: (1) the security has achieved its value potential; (2) such sale is necessary for portfolio diversification, (3) changing fundamentals signal a deteriorating value potential; or (4) other securities have a better value potential.
The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Small Cap Risk—Price Volatility. Due to its focus on small cap companies, the Fund may experience significant volatility over time. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.
Small Cap Risk—Illiquidity. During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the Fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can also be difficult to value.
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to different broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance results prior to August 30, 2019 for the Class Y shares are based on the performance of the Predecessor Fund, which was reorganized into the Class Y shares of the Fund on August 30, 2019. Performance for Class A shares was deemed to be new effective August 31, 2019 as a result of the reorganization. Madison waived 0.04% of the Fund's annual services fee from August 31, 2019 through December 31, 2020. Investment returns reflect this fee waiver, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class Y Shares
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
* The performance shown in the bar chart and the performance table for periods prior to November 29, 2013 represents the performance of the
FMI Focus Fund (the "FMI Fund"), which merged with and into the Predecessor Fund on November 29, 2013. Prior to November 29, 2013,
Broadview Advisors, LLC, the investment adviser to the Predecessor Fund served as subadviser to the FMI Fund. The FMI Fund had the same investment objective and substantially similar investment strategies as the Predecessor Fund

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2020	27.61%
Lowest:	1Q 2020	-28.96%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Madison Funds Prospectus | Madison Small Cap Fund | Small Cap Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MASMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%	[28]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[29]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%	[30]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,095
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.83%
Since Inception	rr_AverageAnnualReturnSinceInception	20.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2019
Madison Funds Prospectus | Madison Small Cap Fund | Small Cap Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BVAOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%	[28]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[29]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%	[30]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Annual Return 2011	rr_AnnualReturn2011	(3.37%)
Annual Return 2012	rr_AnnualReturn2012	13.33%
Annual Return 2013	rr_AnnualReturn2013	43.49%	[31]
Annual Return 2014	rr_AnnualReturn2014	3.06%
Annual Return 2015	rr_AnnualReturn2015	(7.90%)
Annual Return 2016	rr_AnnualReturn2016	18.04%
Annual Return 2017	rr_AnnualReturn2017	8.90%
Annual Return 2018	rr_AnnualReturn2018	(12.09%)
Annual Return 2019	rr_AnnualReturn2019	24.67%
Annual Return 2020	rr_AnnualReturn2020	23.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.96%)
Label	rr_AverageAnnualReturnLabel	Class Y Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.09%
5 Years	rr_AverageAnnualReturnYear05	11.64%
10 Years	rr_AverageAnnualReturnYear10	9.97%
Madison Funds Prospectus | Madison Small Cap Fund | Small Cap Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.28%
5 Years	rr_AverageAnnualReturnYear05	7.43%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Madison Funds Prospectus | Madison Small Cap Fund | Small Cap Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.98%
5 Years	rr_AverageAnnualReturnYear05	7.24%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Madison Funds Prospectus | Madison Small Cap Fund | Small Cap Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%	[28]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Label	rr_AverageAnnualReturnLabel	Class I Shares – Return Before Taxes¹	[32]
1 Year	rr_AverageAnnualReturnYear01	none	[32]
5 Years	rr_AverageAnnualReturnYear05	none	[32]
10 Years	rr_AverageAnnualReturnYear10	none	[32]
Madison Funds Prospectus | Madison Small Cap Fund | Benchmark | Russell 2500™ Index (Since Inception 8/31/2019)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.99%
5 Years	rr_AverageAnnualReturnYear05	13.64%
10 Years	rr_AverageAnnualReturnYear10	11.97%
Since Inception	rr_AverageAnnualReturnSinceInception	32.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2019
Madison Funds Prospectus | Madison Small Cap Fund | Benchmark | Russell 2000 Index (Since Inception 8/31/2019)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.96%
5 Years	rr_AverageAnnualReturnYear05	13.26%
10 Years	rr_AverageAnnualReturnYear10	11.20%
Since Inception	rr_AverageAnnualReturnSinceInception	34.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2019
Madison Funds Prospectus | Madison International Stock Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MADISON INTERNATIONAL STOCK FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Madison International Stock Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for
Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 60 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 46 of the Funds' statement of additional
		information, and in the sales charge waiver appendix to this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in the stock of foreign companies. For this purpose, a foreign company is one whose principal operations are located outside the U.S., or that is organized outside the U.S., whose securities are principally traded outside of the U.S., and/or whose securities are quoted or denominated in a foreign currency. The types of stocks that the Fund may invest in include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depositary Receipts (“ADRs”) (which represent an interest in the shares of a non-U.S. company that have been deposited with a U.S. bank, trade in U.S. dollars and clear through U.S. settlement systems, thus allowing the holder of an ADR to avoid having to transact in a foreign currency), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The Fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The Fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 60-80 individual securities in its portfolio at any given time.
Typically, a majority of the Fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australasia, and Far East (“MSCI EAFE”) Index. The Fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The subadviser typically maintains this segment of the Fund’s portfolio in such stocks that it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a “value” approach. It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.
Although the Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the Fund may invest up to 100% in money market instruments. To the extent the Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The specific risks of owning the Fund are set forth below.  You could lose money as a result of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The Fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund.
Foreign Security and Emerging Market Risk. Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the Fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:
•    Fluctuations in currency exchange rates.
•    Higher trading and custody charges compared to securities of U.S. companies.
•    Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.
•    Less stringent securities regulations than those of the U.S.
•    Potential political instability.
•    Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.
The risks of international investing are greater in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.”
Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Value Investing Risk. A portion of the Fund is invested in “value” oriented stocks which may help limit the risk of negative portfolio returns. However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.
Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money as a result of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance data presented below for all periods prior to March 1, 2021, represents the performance of the previous subadviser. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-877-6089
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.madisonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares (Returns do not reflect sales charges and would be lower if they did.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2020	15.12%
Lowest:	1Q 2020	-23.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2020
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2021, the benchmark is changed to MSCI ACWI Ex USA Index (net), to better reflect the manner in which the Fund is being managed.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Effective February 28, 2021, the benchmark is changed to MSCI ACWI Ex USA Index (net), to better reflect the manner in which the Fund is being managed.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.

Madison Funds Prospectus | Madison International Stock Fund | International Stock Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MINAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify forClass A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	728
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,051
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,366
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	728
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,051
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,396
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,366
Annual Return 2011	rr_AnnualReturn2011	(7.98%)
Annual Return 2012	rr_AnnualReturn2012	20.02%
Annual Return 2013	rr_AnnualReturn2013	20.20%
Annual Return 2014	rr_AnnualReturn2014	(4.83%)
Annual Return 2015	rr_AnnualReturn2015	1.26%
Annual Return 2016	rr_AnnualReturn2016	(4.82%)
Annual Return 2017	rr_AnnualReturn2017	21.98%
Annual Return 2018	rr_AnnualReturn2018	(14.16%)
Annual Return 2019	rr_AnnualReturn2019	20.27%
Annual Return 2020	rr_AnnualReturn2020	7.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.39%)
Label	rr_AverageAnnualReturnLabel	Class A Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	4.54%
Madison Funds Prospectus | Madison International Stock Fund | International Stock Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Madison Funds Prospectus | Madison International Stock Fund | International Stock Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	3.24%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Madison Funds Prospectus | Madison International Stock Fund | International Stock Fund Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MINBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.50%	[33]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%	[34]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 688
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,083
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,499
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,499
Label	rr_AverageAnnualReturnLabel	Class B Shares – Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.58%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	4.53%
Madison Funds Prospectus | Madison International Stock Fund | International Stock Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MINYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%	[34]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,624
Label	rr_AverageAnnualReturnLabel	Class Y Shares – Return before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.22%
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Madison Funds Prospectus | Madison International Stock Fund | Benchmark | MSCI ACWI Ex USA Index (net)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex USA Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	8.93%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Madison Funds Prospectus | Madison International Stock Fund | Benchmark | MSCI EAFE Index (net)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for sales charges, account fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (net) (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.82%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	5.51%

[1]	Acquired fund fees and expenses associated with investing in the underlying funds have been restated to reflect expenses expected to be incurred in the current fiscal year.
[2]	Total annual fund operating expenses for the period ended October 31, 2020 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
[3]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[4]	The CDSC is eliminated after 12 months following purchase.
[5]	Acquired fund fees and expenses associated with investing in the underlying funds have been restated to reflect expenses expected to be incurred in the current fiscal year.
[6]	Total annual fund operating expenses for the period ended October 31, 2020 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
[7]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[8]	The CDSC is eliminated after 12 months following purchase.
[9]	Acquired fund fees and expenses associated with investing in the underlying funds have been restated to reflect expenses expected to be incurred in the current fiscal year.
[10]	Total annual fund operating expenses for the period ended October 31, 2020 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
[11]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[12]	The CDSC is eliminated after 12 months following purchase.
[13]	The investment adviser to the Fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to waive 0.10% of its management fee until at least February 27, 2022. The fee waiver agreement may be terminated by the Board of Trustees of the Fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Any fees waived will not be subject to later recoupment by Madison.

[14]	Effective February 28, 2021, the Fund's annual management fee was reduced from 0.50% to 0.39%.
[15]	Effective February 28, 2021, the Fund's annual administrative services fee was increased from 0.15% to 0.20% for Class A, Class B and Class Y shares.
[16]	Total annual fund operating expenses for the period ended October 31, 2020 for Class A, Class B and Class Y shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.
[17]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[18]	The Class I shares are new as of the date of this prospectus; therefore, performance information is not available. Class I shares would have substantially similar returns as Class Y shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

[19]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[20]	The CDSC is eliminated after 12 months following purchase.
[21]	For all share classes, total annual fund operating expenses for the period ended October 31, 2020 do not match the financial statements because the financial statements do not include acquired fund fees and expenses, and for Class C and Class Y shares, the total annual operating expense excluding acquired fund fees and expenses, do not match the financial statements due to rounding.

[22]	The CDSC is eliminated after 12 months following purchase.
[23]	Total annual fund operating expenses for the period ended October 31, 2020 for Class A and Class Y shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year, and for Class I shares is due to rounding.
[24]	Total annual fund operating expenses for the period ended October 31, 2020 for Class A, Y and R6 shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year, and for Class I shares due to rounding.
[25]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[26]	Total annual fund operating expenses for the period ended October 31, 2020, for the Class Y shares do not match the financial statements because the total annual fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.
[27]	Total annual fund operating expenses for the period ended October 31, 2020 for Class I shares do not match the financial statements due to rounding.
[28]	Effective February 28, 2021, the Fund's annual management fee was reduced from 1.00% to 0.89%.
[29]	Effective February 28, 2021, the Board of Trustees approved the termination of the investment adviser's contractual agreement to waive 0.04% of the Fund's 0.25%
annual administrative services fee which was set to expire on August 31, 2021, and the annual administrative services fee was reduced 0.25% to 0.20% for the Fund's
Class A and Class Y shares.

[30]	Total annual fund operating expenses for the period ended October 31, 2020 for Class A and Class Y shares do not match the financial statements because the total annual Fund operating expenses have been restated to reflect expenses expected to be incurred in the current fiscal year.
[31]	The performance shown in the bar chart and the performance table for periods prior to November 29, 2013 represents the performance of the
FMI Focus Fund (the "FMI Fund"), which merged with and into the Predecessor Fund on November 29, 2013. Prior to November 29, 2013,
Broadview Advisors, LLC, the investment adviser to the Predecessor Fund served as subadviser to the FMI Fund. The FMI Fund had the same investment objective and substantially similar investment strategies as the Predecessor Fund

[32]	The Class I share is new as of the date of this prospectus; therefore, performance information is not available. Class I shares would have substantially similar returns as Class Y shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
[33]	The CDSC is reduced after 12 months and eliminated after six years following purchase.
[34]	Total annual fund operating expenses for the period ended October 31, 2020 for Class B and Class Y shares do not match the financial statements due to rounding.